Schedule of Investments (unaudited)	iShares® MSCI Argentina and Global Exposure ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 47.2%
Arcos Dorados Holdings Inc., Class A(a)	59,917	$294,792
Banco BBVA Argentina SA, ADR(a)	39,294	116,703
Banco Macro SA, ADR(a)	20,180	267,789
Central Puerto SA, ADR(a)	54,096	169,320
Corp. America Airports SA(a)(b)	17,657	101,704
Cresud SACIF y A, ADR(a)	19,513	86,638
Despegar.com Corp.(a)(b)	24,913	215,497
Empresa Distribuidora y Comercializadora Norte, ADR(a)(b)	10,727	63,504
Grupo Financiero Galicia SA, ADR	37,198	322,879
Grupo Supervielle SA, ADR(b)	34,739	67,394
IRSA Inversiones y Representaciones SA, ADR(a)	14,483	61,553
IRSA Propiedades Comerciales SA, ADR	14,862	32,696
Loma Negra Cia Industrial Argentina SA, ADR	32,486	197,515
Pampa Energia SA, ADR(a)(b)	17,194	284,045
Telecom Argentina SA, ADR(b)	48,333	234,415
Transportadora de Gas del Sur SA, Class B, ADR(a)(b)	38,211	154,754
YPF SA, ADR(a)(b)	77,242	276,526
		2,947,724
Brazil — 4.6%
Adecoagro SA(a)	36,489	284,979

Canada — 10.2%
SSR Mining Inc.	18,539	336,545
Yamana Gold Inc.	75,374	300,918
		637,463
Cayman Islands — 1.3%
Bioceres Crop. Solutions Corp.(a)	5,649	84,848

Chile — 10.1%
Cencosud SA	222,113	354,361
Cia. Cervecerias Unidas SA	34,904	276,635
		630,996
United States — 20.8%
MercadoLibre Inc.(a)	1,095	1,301,309

Total Common Stocks — 94.2%
(Cost: $9,729,719)		5,887,319
Security	Shares	Value

Preferred Stocks

Chile — 5.0%
Embotelladora Andina SA, Class B, Preference Shares, NVS	151,131	$310,527

Total Preferred Stocks — 5.0%
(Cost: $350,600)		310,527

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	521,325	521,534
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,000	10,000
		531,534

Total Short-Term Investments — 8.5%
(Cost: $531,532)		531,534

Total Investments in Securities — 107.7%
(Cost: $10,611,851)		6,729,380

Other Assets, Less Liabilities — (7.7)%		(481,895)

Net Assets — 100.0%		$6,247,485

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$114,864	$406,713	(a)	$—	$(25)	$(18)	$521,534	521,325	$768	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—	—	—	10,000	10,000	—		—
					$(25)	$(18)	$531,534		$768		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Argentina and Global Exposure ETF
November 30, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,610,684	$276,635	$—	$5,887,319
Preferred Stocks	310,527	—	—	310,527
Money Market Funds	531,534	—	—	531,534
	$6,452,745	$276,635	$—	$6,729,380

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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